Fair Value Disclosures on Financial Instruments - Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	€ (15,953)	€ (16,196)
Total financial instruments, net	(77)	(1,801)
Total financial instruments, net fair value	(7,833)	(10,794)
Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net fair value	(9,214)	(8,604)
Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net fair value	(1,128)	(4,086)
Level 3
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net fair value	2,509	1,896
At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net	(5,357)	(5,564)
At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net	4,904	3,416
Trade and other payables
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1,312)	(1,589)
Other payables
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(298)	(306)
Financial liabilities
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(15,953)	(16,196)
AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(16,904)	(17,398)
AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(16,904)	(17,398)
AC | Trade payables
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1,014)	(1,283)
AC | Trade payables | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1,014)	(1,283)
AC | Loans
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1,301)	(2,016)
Liabilities, at fair value	(1,301)	(2,016)
AC | Loans | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(1,301)	(2,016)
AC | Loans | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1,301)	(2,016)
AC | Bonds
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(11,300)	(10,533)
Liabilities, at fair value	(11,897)	(11,103)
AC | Bonds | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(10,966)	(10,003)
AC | Bonds | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(931)	(1,100)
AC | Bonds | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(11,300)	(10,533)
AC | Private placements
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(742)	(1,067)
Liabilities, at fair value	(771)	(1,078)
AC | Private placements | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(771)	(1,078)
AC | Private placements | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(742)	(1,067)
AC | Other non-derivative financial liabilities
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(2,547)	(2,498)
Liabilities, at fair value	(427)	(296)
AC | Other non-derivative financial liabilities | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value		2,498
AC | Other non-derivative financial liabilities | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(427)	(296)
AC | Other non-derivative financial liabilities | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(2,547)
FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(61)	(55)
FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(61)	(55)
FVTPL | FX forward contracts
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(61)
Liabilities, at fair value	(61)
FVTPL | FX forward contracts | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(61)
FVTPL | FX forward contracts | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(61)
Designated as hedging instrument | FX forward contracts
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1)	(11)
Liabilities, at fair value	(1)	(11)
Designated as hedging instrument | FX forward contracts | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(1)	(11)
Designated as hedging instrument | FX forward contracts | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1)	(11)
Designated as hedging instrument | Interest rate swaps
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	0	(16)
Liabilities, at fair value	0	(16)
Designated as hedging instrument | Interest rate swaps | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	0	(16)
Designated as hedging instrument | Interest rate swaps | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	0	(16)
HFT | FX forward contracts
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities		(55)
Liabilities, at fair value		(55)
HFT | FX forward contracts | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value		(55)
HFT | FX forward contracts | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities		(55)
AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	11,547	11,834
AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	11,547	11,834
FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	4,846	3,486
FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	4,846	3,486
Cash and cash equivalents
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	5,311
Cash and cash equivalents | L&R
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		5,314
Cash at banks | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	2,732	2,877
Cash at banks | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	2,732	2,877
Time deposits | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	924	1,090
Time deposits | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	924	1,090
Money market and similar funds | FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	1,655	1,347
Assets, at fair value	1,655	1,347
Money market and similar funds | FVTPL | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	1,655	1,347
Money market and similar funds | FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	1,655	1,347
Trade and other receivables
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	6,730	8,037
Trade Receivables | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	6,232
Trade Receivables | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	6,232
Trade Receivables | L&R
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		7,582
Trade Receivables | L&R | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		7,582
Other receivables
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	498	454
Other financial assets
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	5,147	2,633
Debt investments | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	24
Assets, at fair value	24
Debt investments | AC | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	24
Debt investments | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	24
Debt investments | AFS
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		27
Assets, at fair value		27
Debt investments | AFS | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value		27
Debt investments | AFS | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		27
Marketable equity investments | FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	3,113
Assets, at fair value	3,113
Marketable equity investments | FVTPL | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	72
Marketable equity investments | FVTPL | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	536
Marketable equity investments | FVTPL | Level 3
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	2,505
Marketable equity investments | FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	3,113
Marketable equity investments | AFS
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		1,996
Assets, at fair value		1,996
Marketable equity investments | AFS | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value		25
Marketable equity investments | AFS | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value		89
Marketable equity investments | AFS | Level 3
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value		1,882
Marketable equity investments | AFS | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		1,996
Investments in associates
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	14	16
Time deposits | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	1,445	41
Assets, at fair value	1,445	41
Time deposits | AC | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	1,445	41
Time deposits | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	1,445	41
Financial instruments related to employee benefit plans
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	162	183
Loans and other financial receivables | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	190	217
Assets, at fair value	190	217
Loans and other financial receivables | AC | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	190	217
Loans and other financial receivables | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	190	217
FX forward contracts | FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	38
Assets, at fair value	38
FX forward contracts | FVTPL | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	38
FX forward contracts | FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	38
FX forward contracts | Designated as hedging instrument
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	7	3
Assets, at fair value	7	3
FX forward contracts | Designated as hedging instrument | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	7	3
FX forward contracts | Designated as hedging instrument | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	7	3
FX forward contracts | HFT
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		33
Assets, at fair value		33
FX forward contracts | HFT | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value		33
FX forward contracts | HFT | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		33
Interest rate swaps | Designated as hedging instrument
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	114	9
Assets, at fair value	114	9
Interest rate swaps | Designated as hedging instrument | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	114	9
Interest rate swaps | Designated as hedging instrument | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	114	9
Call options for share-based payments | FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	36
Assets, at fair value	36
Call options for share-based payments | FVTPL | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	36
Call options for share-based payments | FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	36
Call options for share-based payments | HFT
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		95
Assets, at fair value		95
Call options for share-based payments | HFT | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value		95
Call options for share-based payments | HFT | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		95
Call options on equity shares | FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	4
Assets, at fair value	4
Call options on equity shares | FVTPL | Level 3
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	4
Call options on equity shares | FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	€ 4
Call options on equity shares | HFT
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		15
Assets, at fair value		15
Call options on equity shares | HFT | Level 3
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value		15
Call options on equity shares | HFT | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		€ 15